Income Taxes (Narrative) (Details) (USD $)	12 Months Ended								3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Internal Revenue Service (IRS) [Member] Altria [Member]	Dec. 31, 2012 Germany [Member]	Dec. 31, 2012 Indonesia [Member]	Dec. 31, 2012 Russia [Member]	Dec. 31, 2012 Switzerland [Member]	Mar. 31, 2011 Greece [Member]	Dec. 31, 2010 Greece [Member]	Mar. 31, 2011 Brazil [Member]	Dec. 31, 2010 United States [Member]	Dec. 31, 2010 Italy [Member]
Income Taxes [Line Items]
Accumulated earnings of foreign subsidiaries	$ 18,000,000,000
Additions for tax positions of previous years	309,000,000	8,000,000	35,000,000	287,000,000
Unrecognized tax benefits, settlements	(297,000,000)	0	(6,000,000)	(296,000,000)
Unrecognized tax benefits that, if recognized, would impact effective tax rate	50,000,000
Penalties and interest (expense) income recognized	(65,000,000)	1,000,000	17,000,000
Open tax year					2007 onward	2007 onward	2010 onward	2011 onward
Percentage points increase in effective income tax rate	0.40%	1.70%
Effective tax rate	29.50%	29.10%	27.40%
Impact on effective tax rate due to a discrete tax event				79,000,000								(148,000,000)	6,000,000
Income tax effect resulting from change in accounting principle					40,000,000
Impact on effective tax rate, change in enacted tax rate									(11,000,000)	21,000,000
Reversal of a valuation allowance											$ (15,000,000)